FINANCIAL INSTRUMENTS AND RISKS (Details Narrative) - CAD ($)			4 Months Ended
	May 17, 2021	Feb. 10, 2021	May 31, 2022
IfrsStatementLineItems [Line Items]
Proceeds from offerings	$ 577,450	$ 6,424,684
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan			$ 432,702
Proceeds from offerings			$ 496,300